Label	Element	Value
Prospectus:	rr_ProspectusTable
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Jun. 30, 2017
Registrant Name	dei_EntityRegistrantName	PIMCO Equity Series
Central Index Key	dei_EntityCentralIndexKey	0001479360
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb. 23, 2018
Document Effective Date	dei_DocumentEffectiveDate	Feb. 23, 2018
Prospectus Date	rr_ProspectusDate	Oct. 27, 2017